Income Taxes - Schedule of Deferred Tax Asset and Liability (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Deferred tax assets
Allowance for credit losses	$ 10,854	$ 8,441	$ 10,369
Lease liabilities	81,342	63,257	66,845
Net operating loss carry-forwards	270,046	210,006	150,781
Depreciation	4,735	3,682	7,421
Deferred tax liabilities
Right-of-use assets	(82,133)	(63,872)	(66,416)
Depreciation
Unbilled revenue	(536,310)	(417,070)	(560,836)
Deferred tax liabilities, net	$ (251,466)	$ (195,556)	$ (391,836)